STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - Enpro Inc. Retirement Savings Plan [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
ASSETS:
Investments, at fair value	$ 413,943,010	$ 366,736,110
Notes receivable from participants	5,849,353	6,120,948
Employer contributions	346,304	292,431
Total receivables	6,195,657	6,413,379
NET ASSETS AVAILABLE FOR BENEFITS	$ 420,138,667	$ 373,149,489